BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2019
BUSINESS COMBINATION
BUSINESS COMBINATION

NOTE 3 – BUSINESS COMBINATION

On October 12, 2017, the Company entered into a definitive agreement with PW Medtech Group Limited (“PWM”), a company listed on the Stock Exchange of Hong Kong Limited, to acquire 80% equity interest of TianXinFu in exchange for 5,521,000 ordinary shares of CBP. TianXinFu is a medical device company primarily engaging in the manufacturing and sale of regenerative medical biomaterial products, of which 80% equity interest was owned by PWM and 20% by a third party before this acquisition.

The Company completed the acquisition on January 1, 2018.

The transaction was accounted for under the acquisition method of accounting in accordance with ASC Topic 805, Business Combinations. The results of TianXinFu’s operations have been included in the Company’s consolidated financial statements since January 2, 2018. For the year ended December 31, 2018, total sales and net income for TianXinFu which have been included in the Company’s consolidated financial statements were $44.7 million and $16.4 million, respectively.

The following table presents the amounts recognized for assets acquired and liabilities assumed for TianXinFu as of the acquisition date. The noncontrolling interest represents the fair value of the 20% equity interest not held by the Company:

As of January 01, 2018
USD
Cash and cash equivalents	97,702,278
Accounts receivable	312,832
Inventories	2,745,771
Other current assets	283,824
Property, plant and equipment	6,522,447
Land use rights	4,135,141
Intangible assets	63,725,856
Deferred income tax assets	480,334
Current liabilities	(6,129,418)
Deferred income tax liabilities	(10,382,902)
Fair value of noncontrolling interest	(53,871,002)
Goodwill	329,364,009
Total purchase consideration	434,889,170

The intangible assets consist of customer relationship, technical know-how and in-process research and development assets. The fair values of the customer relationship of $54,956,664 and technical know-how of $7,514,256 are amortized over 7 years and 3–12 years, respectively on a straight line basis. The fair value of in-process research and development assets of $1,254,937 are indefinite-lived until the completion or abandonment of the associated research and development activities.

The estimated fair value of the noncontrolling interest in TianXinFu was determined by an independent valuer by using discount cash flow model.

The goodwill resulting from the business combination primarily attributed to the synergies and economic scale anticipated to be achieved from combining the operations of the Company and TianXinFu, and the assigned assembled workforce. None of the goodwill is expected to be deductible for income tax purpose.

As of the acquisition date, the goodwill acquired in the business combination was assigned to the biomaterial products segment of $182 million and to the biopharmaceutical products segment of $147 million.

The carrying amount of goodwill as of December 31, 2018 and 2019 was $313,588,803 and $308,509,397, respectively. The exchange difference during the years ended December 31,2018 and 2019 for goodwill was $15,775,206, and $5,079,406.

Unaudited Pro Forma Financial Information

The following unaudited pro forma consolidated financial information for the year ended December 31, 2017 are presented as if the acquisition had been consummated on January 1, 2017 after giving effect to purchase accounting adjustments. These pro forma results have been prepared for comparative purpose only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated and may not be indicative of future operating results.

Unaudited pro forma consolidated statements of comprehensive income for the year ended December 31, 2017:

December 31, 2017
USD
Sales	412,248,989
Net income	100,749,486